Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Finished products
Total finished products	$ 3,459	$ 3,064
Work in progress	723	691
Consumable inventory	1,064	988
Net realizable value provision (i)	(4)	(138)
Total of inventories	5,242	4,605
Iron Solutions [Member]
Finished products
Total finished products	2,805	2,493
Energy Transition Metals [Member]
Finished products
Total finished products	$ 654	$ 571